Business Segments	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Business Segments
BUSINESS SEGMENTS
Each of the Company’s reportable operating segments serves the specific needs of the Company’s customers based on the products and services it offers. The reportable segments are based upon those revenue-producing components for which separate financial information is produced internally and primarily reflect the manner in which resources are allocated and performance is assessed. Further, the reportable operating segments are also determined based on the quantitative thresholds prescribed within ASC Topic 280, Segment Reporting, and consideration of the usefulness of the information to the users of the consolidated financial statements.
The Company reports the results of its operations through three reportable segments: IBERIABANK, Mortgage, and LTC. The IBERIABANK segment represents the Company’s commercial and retail banking functions, including its lending, investment, and deposit activities. IBERIABANK also includes the Company’s wealth management, capital markets, and other corporate functions. The Mortgage segment represents the Company’s origination, funding, and subsequent sale of one-to-four family residential mortgage loans. The LTC segment represents the Company’s title insurance and loan closing services.
Certain expenses not directly attributable to a specific reportable segment are allocated to segments based on pre-determined methods that reflect utilization. Also within IBERIABANK are certain reconciling items that translate reportable segment results into consolidated results. The following tables present certain information regarding our operations by reportable segment, including a reconciliation of segment results to reported consolidated results for the periods presented. Reconciling items between segment results and reported results include:

•
Elimination of interest income and interest expense representing interest earned by IBERIABANK on interest-bearing checking accounts held by related companies, as well as the elimination of the related deposit balances at the IBERIABANK segment;

•	Elimination of investment in subsidiary balances on certain operating segments included in total and average segment assets; and

•	Elimination of intercompany due to and due from balances on certain operating segments that are included in total and average segment assets.

	Year Ended December 31, 2018
(Dollars in thousands)	IBERIABANK	Mortgage	LTC	Consolidated
Interest and dividend income	$1,215,668	$5,958	$3	$1,221,629
Interest expense	208,381	—	—	208,381
Net interest income	1,007,287	5,958	3	1,013,248
Provision for (reversal of) credit losses	40,429	(44)	—	40,385
Mortgage income	—	46,424	—	46,424
Title revenue	—	—	24,149	24,149
Other non-interest income (expense)	81,588	(95)	496	81,989
Allocated expenses (income)	(13,437)	9,847	3,590	—
Non-interest expense	660,804	43,021	19,073	722,898
Income (loss) before income tax expense	401,079	(537)	1,985	402,527
Income tax expense (benefit)	32,436	(52)	(106)	32,278
Net income (loss)	$368,643	$(485)	$2,091	$370,249
Total loans, leases, and loans held for sale, net of unearned income	$22,493,809	$133,740	$—	$22,627,549
Total assets	30,645,000	162,599	25,416	30,833,015
Total deposits	23,754,512	8,919	—	23,763,431
Average assets	29,400,755	153,717	23,554	29,578,026

	Year Ended December 31, 2017
(Dollars in thousands)	IBERIABANK	Mortgage	LTC	Consolidated
Interest and dividend income	$906,521	$7,260	$2	$913,783
Interest expense	104,937	—	—	104,937
Net interest income	801,584	7,260	2	808,846
Provision for (reversal of) credit losses	51,797	(89)	—	51,708
Mortgage income	—	63,570	—	63,570
Title revenue	—	—	21,972	21,972
Other non-interest income (expense)	116,659	(42)	(12)	116,605
Allocated expenses (income)	(13,293)	10,041	3,252	—
Non-interest expense	575,865	73,587	16,954	666,406
Income (loss) before income tax expense	303,874	(12,751)	1,756	292,879
Income tax expense (benefit)	156,407	(5,771)	(170)	150,466
Net income (loss)	$147,467	$(6,980)	$1,926	$142,413
Total loans, leases, and loans held for sale, net of unearned income	$20,028,840	$184,257	$—	$20,213,097
Total assets	27,672,906	208,710	22,513	27,904,129
Total deposits	21,462,776	3,941	—	21,466,717
Average assets	24,228,436	229,364	22,856	24,480,656

	Year Ended December 31, 2016
(Dollars in thousands)	IBERIABANK	Mortgage	LTC	Consolidated
Interest and dividend income	$707,676	$9,261	$2	$716,939
Interest expense	64,068	3,633	—	67,701
Net interest income	643,608	5,628	2	649,238
Provision for credit losses	41,433	88	—	41,521
Mortgage income	405	83,448	—	83,853
Title revenue	—	—	22,213	22,213
Other non-interest income	121,647	4	—	121,651
Allocated expenses (income)	(13,972)	10,686	3,286	—
Non-interest expense	480,898	65,133	17,433	563,464
Income before income tax expense	257,301	13,173	1,496	271,970
Income tax expense	79,565	5,023	605	85,193
Net income	$177,736	$8,150	$891	$186,777
Total loans, leases, and loans held for sale, net of unearned income	$15,004,360	$217,652	$—	$15,222,012
Total assets	21,319,267	315,057	24,866	21,659,190
Total deposits	17,402,742	5,541	—	17,408,283
Average assets	19,959,261	335,913	26,060	20,321,234